STOCKHOLDERS’ EQUITY (DEFICIT) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Class of Stock [Line Items]
SCHEDULE OF CONVERTIBLE PREFERRED STOCK

Name and Address(1)	Title of Class	Number of Shares Beneficially Owned	Percent of Class
Mitchell M. Eaglstein, CEO, Director (2)	Common	7,708,181	6.28%
Imran Firoz, CFO, Director (3)	Common	7,743,100	6.30%
Brian Platt, CTO (4)	Common	10,000	*
Jonathan Baumgart, Director (5)	Common	6,450	*
Gope S. Kundnani, Director (6)	Common	101,392,200	82.55%
Officers and Directors as a group (5 persons) (7)	Common	116,859,931	95.14%

(1)	Unless otherwise indicated, the business address of each beneficial owner is c/o FDCTech, Inc., 200 Spectrum Center Drive, Suite 300, Irvine, CA 92618. Beneficial ownership is determined in accordance with Rule 13d-3 under the Securities Exchange Act of 1934, as amended. Share amounts and percentages give effect to the 1-for-100 reverse stock split effective July 10, 2026 and to the conversion of all outstanding shares of Series B Convertible Preferred Stock into Common Stock on July 13, 2026, and are calculated on 122,823,068 shares of Common Stock outstanding. An asterisk (*) denotes beneficial ownership of less than one percent.

(2)	Consists of (a) 208,181 shares of common stock and (b) 7,500,000 shares of common stock issued upon the conversion of 150,000 shares of Series B Convertible Preferred Stock. Does not include 600,000 shares beneficially owned by Susan E. Eaglstein, mother of Mr. Eaglstein, as to which Mr. Eaglstein disclaims beneficial ownership.

(3)	Consists of (a) 243,100 shares of common stock and (b) 7,500,000 shares of common stock issued upon the conversion of 150,000 shares of Series B Convertible Preferred Stock.

(4)	Consists of 10,000 shares of common stock. Mr. Platt holds no shares of Series B Convertible Preferred Stock and no convertible promissory notes.

(5)	Consists of 6,450 shares of common stock. Mr. Baumgart holds no shares of Series B Convertible Preferred Stock and no convertible promissory notes.

(6)	Consists of (a) 1,500,000 shares of common stock held directly by Mr. Kundnani, (b) 9,592,200 shares of common stock issued upon the conversion of 191,844 shares of Series B Convertible Preferred Stock held directly by Mr. Kundnani, (c) 300,000 shares of common stock held by APSI Holdings Limited and (d) 90,000,000 shares of common stock issued upon the conversion of 1,800,000 shares of Series B Convertible Preferred Stock held by APSI Holdings Limited. Mr. Kundnani controls APSI Holdings Limited.

(7)	Consists of (a) 2,267,731 shares of common stock and (b) 114,592,200 shares of common stock issued upon the conversion of 2,291,844 shares of Series B Convertible Preferred Stock, in each case held by our directors and executive officers as a group, and includes the securities held by APSI Holdings Limited described in footnote (6).

Series A Preferred Stock [Member]
Class of Stock [Line Items]
SCHEDULE OF SERIES B PREFERRED STOCK

The percentages below are calculated based on 4,500,000 shares of our Series A Preferred Stock issued and outstanding as of June 30, 2026 and as of the date of this Report. Series A Preferred Stock was not affected by the 1-for-100 reverse stock split effective July 10, 2026.

Name and Address(1)	Title of Class (4)	Number of Shares Beneficially Owned	Percent of Class
Mitchell M. Eaglstein, CEO, Director	Series A Preferred	500,000	11.11%
Gope S. Kundnani, Director (5)	Series A Preferred	4,000,000	88.89%
Officers and Directors as a group (2 persons)	Series A Preferred	4,500,000	100.00%

(4)	Series A Preferred Stock is entitled to fifty (50) non-cumulative votes per share on all matters presented to stockholders for action and has no right to convert into the Company’s Common Stock. Series A Preferred Stock was not affected by the 1-for-100 reverse stock split effective July 10, 2026. As of June 30, 2026 and as of the date of this Report, the Company had 4,500,000 shares of Series A Preferred Stock issued and outstanding.

(5)	The Company originally issued 2,600,000, 400,000, and 1,000,000 shares of Series A Preferred Stock to Mitchell M. Eaglstein, Imran Firoz, and Felix R. Hong, respectively, in December 2016 as founders, in consideration of services rendered. In January 2023, Eaglstein and Firoz transferred 1,100,000 and 400,000 shares, respectively, to Gope S. Kundnani, a Director of the Company. On November 30, 2023, the Company issued 2,500,000 shares of Series A Preferred Stock to Mr. Kundnani. On January 30, 2024, the Board of Directors approved the rescission and cancellation of 1,000,000 shares held by Mr. Eaglstein and 1,000,000 shares held by Mr. Hong. In connection with the Company’s contemplated listing on a national securities exchange, all 4,500,000 outstanding shares of Series A Preferred Stock are expected to be retired and cancelled immediately prior to the closing of the contemplated offering, without any cash consideration to the holders.

The percentages below are calculated based on 4,500,000 shares of our Series A Preferred Stock issued and outstanding for the fiscal year ended December 31, 2024.

Name and Address(1)	Title of Class (4)	Number of Shares Beneficially Owned	Percent of Class
Mitch Eaglstein	Series A Preferred	500,000	11.11%
Gope S. Kundnani (5)	Series A Preferred	4,000,000	88.89%
Officers and Directors as a group (2 persons)	Series A Preferred	4,500,000	100.00%

(4)	Series A Preferred stock is entitled to fifty (50) non-cumulative votes per share on all matters presented to stockholders for action. On December 12, 2016, the Board agreed to issue 2,600,000, 400,000, and 1,000,000 shares of Preferred Stock to Mitchell Eaglstein, Imran Firoz, and Felix R. Hong, respectively, as the founders, in consideration of services rendered to the Company. As of December 31, 2022, the Company had 4,000,000 preferred shares issued and outstanding.

(5)	In January 2023, Eaglstein and Firoz transferred 1,100,000 and 400,000 shares to Gope S. Kundnani, the Director of the Company. As of September 30, 2023, the Company had 4,000,000 preferred shares issued and outstanding, with Eaglstein, Kundnani, and Hong holding 1,500,000, 1,500,000, and 1,000,000 shares, respectively.

Series C Preferred Stock [Member]
Class of Stock [Line Items]
SCHEDULE OF CONVERTIBLE PREFERRED STOCK

Holder	Series B Preferred Shares Held at June 30, 2026	Common Shares Issued on Conversion, July 13, 2026
APSI Holdings Limited (formerly Alchemy Prime Holdings Limited)	1,800,000	90,000,000
Gope S. Kundnani	191,844	9,592,200
Mitchell M. Eaglstein	150,000	7,500,000
Imran Firoz	150,000	7,500,000
FRH Group Corporation	50,000	2,500,000
William B. Barnett	10,000	500,000
Susan E. Eaglstein	10,000	500,000
Nicky G. Kundnani	10,000	500,000
Total	2,371,844	118,592,200

Series B Preferred Stock [Member]
Class of Stock [Line Items]
SCHEDULE OF SERIES B PREFERRED STOCK

The percentages below are calculated based on 2,371,844 shares of our Series B Preferred Stock issued and outstanding for the fiscal year ended December 31, 2025.

Name and Address(1)	Title of Class (6)	Number of Shares Beneficially Owned	Percent of Class
Alchemy Prime Holdings Ltd.	Series B Preferred	1,800,000	75.90%
Gope S. Kundnani	Series B Preferred	191,844	8.09%
Mitchell M. Eaglstein	Series B Preferred	150,000	6.32%
Imran Firoz	Series B Preferred	150,000	6.32%
FRH Group	Series B Preferred	50,000	2.11%
William B. Barnett	Series B Preferred	10,000	0.42%
Susan E. Eaglstein	Series B Preferred	10,000	0.42%
Nicky G. Kundnani	Series B Preferred	10,000	0.42%
Officers and Directors as a group (3 persons)	Series B Preferred	2,291,844	96.63%

(6)	The Series B Preferred Stock is non-dilutive and is not subject to stock splits or any other adjustments to the Company’s common stock. Each share of Series B Preferred Stock can be converted into 100 shares of the Company’s common stock at any time by the holder of such shares. Series B Preferred Stock is entitled to one (1) vote per share on all matters presented to stockholders for action. As a result, 2,371,844 Series B Preferred Stock represents a 0.38% voting percentage on a fully diluted vote per share basis.